Seward & Kissel LLP

901 K Street, NW

Suite 800

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

March 1, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AB Bond Fund, Inc. - AB FlexFee High Yield Portfolio (the “Portfolio”) File Nos. 2-48227 and 811-02383

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 205 under the Securities Act of 1933 and Amendment No. 183 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AB Bond Fund, Inc. We are making this filing to reflect a change to the advisory fee for the Portfolio, to become effective on April 30, 2021. The filing also reflects a change in the name of the Portfolio and the incorporation of Class A and Class Z shares of the Portfolio, which were previously in operation prior to February 2018.

Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 661-7196.

Sincerely,

/s/ Lancelot A. King Lancelot A. King

Attachment

cc: Paul M. Miller